UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey  February 10, 2009
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: $371,188

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKLEY W R CORP               COM              084423102    30774   992700 SH       SOLE                   992700        0        0
COOPER INDS LTD                CL A             G24182100    19958   682800 SH       SOLE                   682800        0        0
CORNING INC                    COM              219350105    20729  2175200 SH       SOLE                  2175200        0        0
CORNING INC                    COM              219350105       38     4000 SH  CALL SOLE                     4000        0        0
FORESTAR GROUP INC             COM              346233109    10956  1150799 SH       SOLE                  1150799        0        0
GENERAL ELECTRIC CO            COM              369604103    15040   928400 SH       SOLE                   928400        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    26642   315700 SH       SOLE                   315700        0        0
GUARANTY FINL GROUP INC        COM              40108N106    12969  4969105 SH       SOLE                  4969105        0        0
HCC INS HLDGS INC              COM              404132102    32962  1232200 SH       SOLE                  1232200        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    17906   728800 SH       SOLE                   728800        0        0
JOHNSON & JOHNSON              COM              478160104    19942   333300 SH       SOLE                   333300        0        0
MARATHON OIL CORP              COM              565849106    22027   805100 SH       SOLE                   805100        0        0
NEXEN INC                      COM              65334H102    32245  1855800 SH       SOLE                  1855800        0        0
ST JOE CO                      COM              790148100     6380   262328 SH       SOLE                   262328        0        0
TALISMAN ENERGY INC            COM              87425E103    20917  2093805 SH       SOLE                  2093805        0        0
TESORO CORP                    COM              881609101      329    25000 SH  CALL SOLE                    25000        0        0
URS CORP NEW                   COM              903236107    49285  1208860 SH       SOLE                  1208860        0        0
WYETH                          COM              983024100    29809   794700 SH       SOLE                   794700        0        0
CHUNGHWA TELECOM CO LTD        COM              17133Q304      810    51900 SH	     SOLE                    51900        0        0
ISHARES INC                    MSCI S KOREA     464286772      559    20000 SH	     SOLE		     20000        0        0
ISHARES INC		       MSCI TAIWAN      464286731      911   120000 SH	     SOLE                   120000        0        0